Note 13 - Capital Management	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of objectives, policies and processes for managing capital [text block]
NOTE
13:
CAPITAL MANAGEMENT

The Company is in the early stage of gas and petroleum exploration. The Company has negative cash flows from current operations. The Company's primary source of funds comes from the issuance of share capital. The Company does not
use other sources of financing that require fixed payments of interest and principal and is not
subject to any externally imposed capital requirements.

The Company defines its capital as share capital. To effectively manage the Company's capital requirements, the Company has a planning and budgeting process in place. The Company supervises the actual expenditure against the budget to manage its costs and commitments.

The Company's capital management objective is to maximize investment returns for shareholders within the context of relevant opportunities and risks associated with the Company's operating segment. Achieving this objective requires management to consider the underlying nature of exploration activities, availability of capital, the cost of various capital alternatives and other factors. Establishing and adjusting capital requirements is a continuous administrative process.